Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ALT
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer

Statements of Financial Condition (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,046,676		$ 3,686,978
Cash and cash equivalents held at brokers (restricted)	1,232,071		1,401,234
Foreign currencies held at brokers (restricted)	3,160,715	[1]	7,504,546	[1]
Short-term investments	44,227,184		74,597,056
Interest receivable	669		2,333
Unrealized appreciation on forward currency contracts (Note 9)	1,848,177		3,723,647
Net unrealized depreciation on futures contracts (Note 9)	(163,050)		(152,172)
Total Assets	52,352,442		90,763,622
Liabilities and Shareholders' Capital
Sponsor's fees payable	42,899		74,427
Due to brokers			100,000
Unrealized depreciation on forward currency contracts (Note 9)	1,482,107		2,695,336
Total Liabilities	1,525,006		2,869,763
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 1,000,000 issued and outstanding at December 31, 2012 and 1,800,000 issued and outstanding at December 31, 2011	50,809,436		87,879,459
Additional paid-in capital	18,000		14,400
Total Shareholders' Capital	50,827,436		87,893,859
Total Liabilities and Shareholders' Capital	$ 52,352,442		$ 90,763,622

[1]	Cost of foreign currencies at December 31, 2012 and 2011: $3,092,994 and $7,615,973, respectively.

Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost of foreign currencies	$ 3,092,994	$ 7,615,973
Redeemable capital Shares, par value
Redeemable capital Shares, issued	1,000,000	1,800,000
Redeemable capital Shares, outstanding	1,000,000	1,800,000

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 71,468	$ 125,182	$ 111,049
Total investment income	71,468	125,182	111,049
Expenses
Sponsor's fees	611,914	1,146,228	634,698
Brokerage commissions and fees	56,867	87,185	41,174
Total expenses	668,781	1,233,413	675,872
Net investment loss	(597,313)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	8,539	13,430	199
Forward currency contracts	2,006,721	(3,234,749)	699,926
Futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	179,148	(207,584)	102,402
Forward currency contracts	(662,241)	1,152,214	(175,836)
Futures contracts	(10,878)	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	2,831,567	(3,133,727)	1,754,368
Net gain (loss)	$ 2,234,254	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ 1.72	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	1,296,995	2,388,493	1,346,575

Statements of Changes in Shareholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Capital, Beginning of Period	$ 87,893,859	$ 110,938,681	$ 14,855,197
Contributions	4,964,085	40,581,012	94,893,939
Redemptions	(44,264,762)	(59,383,876)
Net investment loss	(597,313)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	8,539	13,430	199
Forward currency contracts	2,006,721	(3,234,749)	699,926
Futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	179,148	(207,584)	102,402
Forward currency contracts	(662,241)	1,152,214	(175,836)
Futures contracts	(10,878)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 50,827,436	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 50.83	$ 48.83	$ 50.43

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net gain (loss)	$ 2,234,254	$ (4,241,958)	$ 1,189,545
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(160,258,040)	(350,098,480)	(188,417,529)
Sales/maturities of short-term investments	190,694,230	375,878,478	101,756,444
Accretion of discount	(57,779)	(101,684)	(102,982)
Net realized gain on short-term investments	(8,539)	(13,430)	(199)
Change in operating assets and liabilities:
Cash and cash equivalents held at brokers (restricted)	169,163	1,294,227	(1,978,071)
Foreign currencies held at brokers, at cost (restricted)	4,522,979	(785,723)	(6,266,078)
Interest receivable	1,664	(499)	(829)
Net unrealized appreciation (depreciation) on futures contracts	45,123	(1,907,734)	1,906,344
Sponsor's fees payable	(31,528)	(15,308)	78,083
Due to brokers	(100,000)	100,000
Net cash provided by (used in) operating activities	37,211,527	20,107,889	(91,835,272)
Cash Flows from Financing Activities
Contributions	4,964,085	40,581,012	94,893,939
Redemptions	(44,264,762)	(59,383,876)
Net cash provided by (used in) financing activities	(39,300,677)	(18,802,864)	94,893,939
Effect of exchange rate changes on cash	448,848	(928,020)	84,707
Net increase (decrease) in cash and cash equivalents	(1,640,302)	377,005	3,143,374
Cash and Cash Equivalents
Beginning of period	3,686,978	3,309,973	166,599
End of period	$ 2,046,676	$ 3,686,978	$ 3,309,973

Schedule of Investments (USD $)	Dec. 31, 2012 Total United States Treasury bills - 87.01% [Member]		Dec. 31, 2012 0.15% due 4/04/13 [Member]	Dec. 31, 2012 0.14% due 4/18/13 [Member]	Dec. 31, 2012 0.14% due 5/02/13 [Member]	Dec. 31, 2012 0.13% due 5/23/13 [Member]	Dec. 31, 2012 0.11% due 6/13/13 [Member]	Dec. 31, 2012 0.12% due 6/20/13 [Member]	Dec. 31, 2012 Open forward currency contracts [Member]	Dec. 31, 2012 Open forward currency contract 1 [Member]	Dec. 31, 2012 Open forward currency contract 2 [Member]	Dec. 31, 2012 Open forward currency contract 3 [Member]	Dec. 31, 2012 Open forward currency contract 4 [Member]	Dec. 31, 2012 Open forward currency contract 5 [Member]	Dec. 31, 2012 Open forward currency contract 6 [Member]	Dec. 31, 2012 Open forward currency contract 7 [Member]	Dec. 31, 2012 Open forward currency contract 8 [Member]	Dec. 31, 2012 Open forward currency contract 9 [Member]	Dec. 31, 2012 Open forward currency contract 10 [Member]	Dec. 31, 2012 Open forward currency contract 11 [Member]	Dec. 31, 2012 Open Forward Currency Contract 12 [Member]	Dec. 31, 2012 Open forward currency contract 13 [Member]	Dec. 31, 2012 Open forward currency contract 14 [Member]	Dec. 31, 2012 Open forward currency contract 15 [Member]	Dec. 31, 2012 Open forward currency contract 16 [Member]	Dec. 31, 2012 Open forward currency contract 17 [Member]	Dec. 31, 2012 Total forward currency contracts in gain position [Member]	Dec. 31, 2012 Open forward currency contract 18 [Member]	Dec. 31, 2012 Open forward currency contract 19 [Member]	Dec. 31, 2012 Open forward currency contract 20 [Member]	Dec. 31, 2012 Open forward currency contract 21 [Member]	Dec. 31, 2012 Open forward currency contract 22 [Member]	Dec. 31, 2012 Open forward currency contract 23 [Member]	Dec. 31, 2012 Open forward currency contract 24 [Member]	Dec. 31, 2012 Open forward currency contract 25 [Member]	Dec. 31, 2012 Open forward currency contract 26 [Member]	Dec. 31, 2012 Open forward currency contract 27 [Member]	Dec. 31, 2012 Open forward currency contract 28 [Member]	Dec. 31, 2012 Open forward currency contract 29 [Member]	Dec. 31, 2012 Open forward currency contract 30 [Member]	Dec. 31, 2012 Total forward currency contracts in loss position [Member]	Dec. 31, 2012 Equity contracts [Member]	Dec. 31, 2012 Equity contracts [Member] AEX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] CAC 40 10-Year Euro [Member] Contract	Dec. 31, 2012 Equity contracts [Member] OMX 30 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] Hang Seng Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] MSCI Taiwan Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] TOPIX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] DAX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] FTSE 100 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] S&P 500 E-mini Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] S&P/TSX 60 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] SPI 200 Index [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member]	Dec. 31, 2012 Interest rate contracts [Member] Euro Bund [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] 10-Year Mini JGB [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Japan 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Australian 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] US 10-Year Note [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Canada 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Long Gilt [Member] Contract	Dec. 31, 2012 Total futures contracts [Member]
Schedule of Investments [Line Items]
United States Treasury bills, Face Amount			$ 400,000	$ 400,000	$ 350,000	$ 400,000	$ 20,000,000	$ 22,700,000
Number of Contracts																																											(23)	84	(75)	(19)	(62)	(12)	28	10	(29)	(29)	28		50	1	(3)	(62)	53	(74)	36
United States Treasury bills, Fair Value	44,227,184		399,849	399,832	349,830	399,795	19,990,492	22,687,386
Expiration Date																																											Jan 18, 2013	Jan 18, 2013	Jan 18, 2013	Jan 30, 2013	Jan 30, 2013	Mar 8, 2013	Mar 15, 2013	Mar 15, 2013	Mar 15, 2013	Mar 15, 2013	Mar 21, 2013		Mar 7, 2013	Mar 8, 2013	Mar 11, 2013	Mar 15, 2013	Mar 19, 2013	Mar 20, 2013	Mar 26, 2013
United States Treasury bills, discount rate			0.15%	0.14%	0.14%	0.13%	0.11%	0.12%
Notional Amount																																											(2,080,778)	4,033,356	(1,277,102)	(2,779,089)	(1,705,000)	(1,195,628)	7,030,963	950,593	(2,059,145)	(4,143,939)	3,354,630		9,600,591	166,102	(4,984,098)	(7,937,813)	7,037,406	(10,073,275)	6,958,964
United States Treasury bills, due date			Apr 4, 2013	Apr 18, 2013	May 2, 2013	May 23, 2013	Jun 13, 2013	Jun 20, 2013
Total United States Treasury bills, percentage	87.01%	[1]
Settlement Date										Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Apr 5, 2013	Apr 5, 2013	Apr 5, 2013	Apr 5, 2013	Apr 5, 2013	Apr 5, 2013		Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Jan 4, 2013	Apr 5, 2013	Apr 5, 2013
Currency to be Delivered										AUD	CAD	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	JPY	USD	USD		AUD	CAD	CHF	EUR	GBP	NOK	SEK	USD	USD	USD	USD	USD	USD
Amount to be Delivered										2,340,763	5,302,321	1,046,269,846	25,091,839	62,084,001	3,650,101	9,408,994	8,922,926	11,207,917	5,256,858	14,264,235	5,476,891	7,691,375	4,865,515	654,030,302	1,080,062	6,847,129		1,202,347	3,205,000	16,440,968	11,714,714	6,952,535	5,122,459	31,964,745	8,567,100	8,424,288	6,433,719	12,500,374	4,496,907	9,536,713
Currency to be Received										USD	USD	USD	USD	USD	AUD	CHF	EUR	GBP	NOK	SEK	USD	USD	USD	USD	AUD	GBP		USD	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	JPY	NOK	SEK
Amount to be Received										2,448,739	5,384,186	13,055,647	4,511,541	9,555,501	3,543,110	8,749,593	6,849,199	6,952,535	30,214,298	94,048,746	5,492,049	8,436,300	6,438,779	7,579,269	1,047,638	4,217,615		1,245,815	3,206,873	17,536,873	15,100,479	11,224,708	908,700	4,782,971	8,507,321	7,691,375	4,865,515	1,046,269,846	25,091,839	62,084,001
Net Unrealized Appreciation (Depreciation)									$ 366,070	$ 18,741	$ 59,177	$ 955,145	$ 3,041	$ 12,342	$ 28,080	$ 149,747	$ 107,137	$ 93,404	$ 172,045	$ 192,343	$ 2,544	$ 19,041	$ 18,801	$ 9,766	$ 291	$ 6,532	$ 1,848,177	$ (2,368)	$ (11,841)	$ (424,527)	$ (344,335)	$ (76,614)	$ (11,703)	$ (130,447)	$ (23,378)	$ (21,628)	$ (18,968)	$ (399,872)	$ (3,353)	$ (13,073)	$ (1,482,107)	$ (234,307)	$ 14,252	$ (31,563)	$ 2,237	$ (12,257)	$ (30,380)	$ (103,950)	$ (58,603)	$ (13,085)	$ 30,958	$ (59,532)	$ 27,616	$ 71,257	$ 36,256	$ (786)	$ 34,696	$ (12,376)	$ (15,031)	$ 7,432	$ 21,066	$ (163,050)

[1]	Percentage is based on shareholders' capital.

Organization	12 Months Ended
Dec. 31, 2012
Organization
1 - Organization
The iShares® Diversified Alternatives Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on July 30, 2009 and commenced operations on October 6, 2009. iShares® Delaware Trust Sponsor LLC is the sponsor of the Trust (the “Sponsor”). The sole member and manager of the Sponsor is BlackRock Asset Management International Inc., a Delaware corporation. BlackRock Institutional Trust Company, N.A. is the “Trustee” of the Trust. The Trust holds long and/or short positions in foreign currency forward contracts and exchange-traded futures contracts involving assets such as currencies, interest rates and certain eligible stock and/or bond indices. Investments for the Trust’s portfolio are selected by BlackRock Fund Advisors (the “Advisor”), following investment strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more assets.
The Trust is a commodity pool, as defined in the Commodity Exchange Act (the “CEA”) and the applicable regulations of the Commodity Futures Trading Commission (the “CFTC”), and is operated by the Sponsor, a commodity pool operator registered with the CFTC. The Sponsor is an indirect subsidiary of BlackRock, Inc. The Advisor, an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Trust and is registered under the CEA.
The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior years have been reclassified to conform to the current financial statement presentation.

B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to reduce the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2012 and 2011, the Trust had cash and cash equivalents held at brokers of $1,232,071 and $1,401,234, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of December 31, 2012 and 2011, the Trust had foreign currencies held at brokers of $3,160,715 and $7,504,546, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

I.	Recent Accounting Standard

In December 2011, the Financial Accounting Standards Board ("FASB") issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards ("IFRS"). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

Offering of the Shares	12 Months Ended
Dec. 31, 2012
Offering of the Shares

3 - Offering of the Shares

The Trust offers Shares on continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares (“Baskets”) for a consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the “Authorized Participants”). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.

Trust Expenses	12 Months Ended
Dec. 31, 2012
Trust Expenses

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the “Delaware Trustee”), the Trust Administrator and SEI Investments Distribution Co. (the “Processing Agent”), (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the Securities and Exchange Commission (“SEC”), (6) tax reporting costs and (7) legal expenses up to $100,000 annually.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.

Indemnification	12 Months Ended
Dec. 31, 2012
Indemnification

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2012, 2011, and 2010. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The total return is based on the change in the net asset value of a Share during the period.

	Years Ended December 31,
	2012	2011	2010
Net asset value per Share, beginning of period	$48.83	$50.43	$49.52

Net investment loss	(0.46)	(0.46)	(0.42)
Net realized and unrealized gain (loss)	2.46	(1.14)	1.33

Net increase (decrease) in net assets from operations	2.00	(1.60)	0.91

Net asset value per Share, end of period	$50.83	$48.83	$50.43

Ratio to average net assets:
Net investment loss	(0.93)%	(0.92)%	(0.84)%
Expenses	1.04%	1.02%	1.01%
Total return	4.10%	(3.17)%	1.84%

Investing in Forward and Futures Contracts	12 Months Ended
Dec. 31, 2012
Investing in Forward and Futures Contracts

9 - Investing in Forward and Futures Contracts

Substantially all of the Trust’s assets are invested in forward and/or futures contracts. The return on assets in the portfolio, if any, is not intended to track the performance of any index or other benchmark. There is no assurance the Trust will achieve its investment objectives.

For the years ended December 31, 2012 and 2011, the average month-end notional amounts of open forward currency contracts were $156,368,559 and $244,031,041, respectively. For the years ended December 31, 2012 and 2011, the average month-end notional amounts of open futures contracts were $116,054,741 and $602,423,480, respectively.

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$1,848,177	Unrealized depreciation on forward currency contracts	$1,482,107
Equity contracts	Unrealized appreciation on futures contracts	75,063	Unrealized depreciation on futures contracts	309,370
Interest rate contracts	Unrealized appreciation on futures contracts	99,450	Unrealized depreciation on futures contracts	28,193

December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336
Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238
Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
December 31, 2012
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$2,006,721	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(662,241)
Equity contracts	Net realized gain (loss) on futures contracts	442,221	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	275,284
Interest rate contracts	Net realized gain (loss) on futures contracts	868,057	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(286,162)

December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	1,152,214
Equity contracts	Net realized gain (loss) on futures contracts	(8,631)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(181,294)
Interest rate contracts	Net realized gain (loss) on futures contracts	(2,739,531)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	2,072,418

December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(175,836)
Equity contracts	Net realized gain (loss) on futures contracts	873,834 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(345,880	)(a)
Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(1,571,737	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation	12 Months Ended
Dec. 31, 2012
Investment Valuation

10 - Investment Valuation

FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s policy is to value its investments at fair value.

U.S. Treasury bills are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Forward currency contracts are valued using the London close forward rate.

Futures contracts are valued using the last reported settlement price for the particular futures contract traded on the applicable exchange.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3	–	Unobservable inputs that are unobservable for the asset or liability, including the Trust’s assumptions used in determining the fair value of investments.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Total
December 31, 2012
U.S. Treasury bills	$—	$44,227,184	$—	$44,227,184
Forward currency contracts(a)	—	366,070	—	366,070
Futures contracts(a)
Equity contracts	(234,307)	—	—	(234,307)
Interest rate contracts	71,257	—	—	71,257

Total futures contracts	(163,050)	—	—	(163,050)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311
Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting
A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior years have been reclassified to conform to the current financial statement presentation.

Investment in Forward and Futures Contracts
B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to reduce the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

Cash and Cash Equivalents
C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2012 and 2011, the Trust had cash and cash equivalents held at brokers of $1,232,071 and $1,401,234, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

Foreign Currencies
D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of December 31, 2012 and 2011, the Trust had foreign currencies held at brokers of $3,160,715 and $7,504,546, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

Short-Term Investments
E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

Securities Transactions, Income and Expense Recognition
F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

Income Taxes
G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

Calculation of Net Asset Value
H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

Recent Accounting Standard
I.	Recent Accounting Standard

In December 2011, the Financial Accounting Standard Board ("FASB") issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards ("IFRS"). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights

	Years Ended December 31,
	2012	2011	2010
Net asset value per Share, beginning of period	$48.83	$50.43	$49.52

Net investment loss	(0.46)	(0.46)	(0.42)
Net realized and unrealized gain (loss)	2.46	(1.14)	1.33

Net increase (decrease) in net assets from operations	2.00	(1.60)	0.91

Net asset value per Share, end of period	$50.83	$48.83	$50.43

Ratio to average net assets:
Net investment loss	(0.93)%	(0.92)%	(0.84)%
Expenses	1.04%	1.02%	1.01%
Total return	4.10%	(3.17)%	1.84%

Investing in Forward and Futures Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Financial Condition

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$1,848,177	Unrealized depreciation on forward currency contracts	$1,482,107
Equity contracts	Unrealized appreciation on futures contracts	75,063	Unrealized depreciation on futures contracts	309,370
Interest rate contracts	Unrealized appreciation on futures contracts	99,450	Unrealized depreciation on futures contracts	28,193

December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336
Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238
Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

Effect of Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Operations

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
December 31, 2012
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$2,006,721	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(662,241)
Equity contracts	Net realized gain (loss) on futures contracts	442,221	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	275,284
Interest rate contracts	Net realized gain (loss) on futures contracts	868,057	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(286,162)

December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	1,152,214
Equity contracts	Net realized gain (loss) on futures contracts	(8,631)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(181,294)
Interest rate contracts	Net realized gain (loss) on futures contracts	(2,739,531)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	2,072,418

December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(175,836)
Equity contracts	Net realized gain (loss) on futures contracts	873,834 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(345,880	)(a)
Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(1,571,737	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation (Tables)	12 Months Ended
Dec. 31, 2012
Valuation of Investments by the Fair Value Hierarchy Levels

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Total
December 31, 2012
U.S. Treasury bills	$—	$44,227,184	$—	$44,227,184
Forward currency contracts(a)	—	366,070	—	366,070
Futures contracts(a)
Equity contracts	(234,307)	—	—	(234,307)
Interest rate contracts	71,257	—	—	71,257

Total futures contracts	(163,050)	—	—	(163,050)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311
Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents held at brokers	$ 1,232,071		$ 1,401,234
Foreign currencies held at brokers	$ 3,160,715	[1]	$ 7,504,546	[1]

[1]	Cost of foreign currencies at December 31, 2012 and 2011: $3,092,994 and $7,615,973, respectively.

Offering of Shares - Additional Information (Detail)	Dec. 31, 2012
Redeemable capital shares, prescribed aggregation	100,000

Trust Expenses - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Trust Expense [Line Items]
Sponsor's fee, annualized accrual rate based on adjusted daily net asset value	0.95%
Legal expenses, per year, maximum	$ 100,000

Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Highlights [Line Items]
Net asset value per Share, beginning of period	$ 48.83	$ 50.43	$ 49.52
Net investment loss	$ (0.46)	$ (0.46)	$ (0.42)
Net realized and unrealized gain (loss)	$ 2.46	$ (1.14)	$ 1.33
Net increase (decrease) in net assets from operations	$ 2	$ (1.6)	$ 0.91
Net asset value per Share, end of period	$ 50.83	$ 48.83	$ 50.43
Net investment loss	(0.93%)	(0.92%)	(0.84%)
Expenses	1.04%	1.02%	1.01%
Total return	4.10%	(3.17%)	1.84%

Investing in Forward and Futures Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Forward currency contracts [Member]
Derivative Volume [Line Items]
Average month-end notional amounts of open forward currency contracts	$ 156,368,559	$ 244,031,041
Futures contracts [Member]
Derivative Volume [Line Items]
Average month-end notional amounts of open futures contracts	$ 116,054,741	$ 602,423,480

Investing in Forward and Futures Contracts - Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Financial Condition (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange contracts [Member] | Unrealized depreciation on forward currency contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 1,482,107	$ 2,695,336
Foreign exchange contracts [Member] | Unrealized appreciation on forward currency contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,848,177	3,723,647
Equity contracts [Member] | Unrealized depreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	309,370	937,238
Equity contracts [Member] | Unrealized appreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	75,063	427,647
Interest rate contracts [Member] | Unrealized depreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	28,193	420,294
Interest rate contracts [Member] | Unrealized appreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 99,450	$ 777,713

Investing in Forward and Futures Contracts - Effect of Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	$ 2,006,721	$ (3,234,749)	$ 699,926
Net realized gain (loss) on futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on forward currency contracts	(662,241)	1,152,214	(175,836)
Net change in unrealized appreciation/depreciation on futures contracts	(10,878)	1,891,124	(1,917,712)
Foreign exchange contracts [Member] | Net change in unrealized appreciation/depreciation on forward currency contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on forward currency contracts	(662,241)	1,152,214	(175,836)
Foreign exchange contracts [Member] | Net realized gain (loss) on forward currency contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	2,006,721	(3,234,749)	699,926
Equity contracts [Member] | Net change in unrealized appreciation/depreciation on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts	275,284	(181,294)	(345,880)	[1]
Equity contracts [Member] | Net realized gain (loss) on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	442,221	(8,631)	873,834	[1]
Interest rate contracts [Member] | Net change in unrealized appreciation/depreciation on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts	(286,162)	2,072,418	(1,571,737)	[1]
Interest rate contracts [Member] | Net realized gain (loss) on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	$ 868,057	$ (2,739,531)	$ 2,130,286	[1]

[1]	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation - Valuation of Investments by Fair Value Hierarchy Levels (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ (163,050)	[1]	$ (152,172)	[1]
U.S. Treasury bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	44,227,184		74,597,056
Forward currency contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	366,070	[1]	1,028,311	[1]
Equity contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(234,307)	[1]	(509,591)	[1]
Interest rate contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	71,257	[1]	357,419	[1]
Level 1 [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(163,050)	[1]	(152,172)	[1]
Level 1 [Member] | Equity contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(234,307)	[1]	(509,591)	[1]
Level 1 [Member] | Interest rate contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	71,257	[1]	357,419	[1]
Level 2 [Member] | U.S. Treasury bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	44,227,184		74,597,056
Level 2 [Member] | Forward currency contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ 366,070	[1]	$ 1,028,311	[1]

[1]	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).